Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$234,489,714.00	0.8465333	$211,720,535.45	0.7643341	$22,769,178.55
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$440,489,714.00	0.4404897	$417,720,535.45	0.4177205	$22,769,178.55

Weighted Avg. Coupon (WAC)	4.52%		4.52%
Weighted Avg. Remaining Maturity (WARM)	39.61		38.69
Pool Receivables Balance	$480,623,309.37		$456,840,823.32
Remaining Number of Receivables	41,400		40,420

Adjusted Pool Balance	$460,692,073.40		$437,922,894.85

III. COLLECTIONS

Principal:
Principal Collections	$23,105,373.47
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$577,485.71
Total Principal Collections	$23,682,859.18

Interest:
Interest Collections	$1,728,995.23
Late Fees & Other Charges	$38,352.24
Interest on Repurchase Principal	$-
Total Interest Collections	$1,767,347.47

Collection Account Interest	$1,542.21
Reserve Account Interest	$366.97
Servicer Advances	$-

Total Collections	$25,452,115.83

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$25,452,115.83
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$30,502,705.68

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$400,519.42		$400,519.42	$400,519.42
Collection Account Interest					$1,542.21
Late Fees & Other Charges					$38,352.24
Total due to Servicer					$440,413.87

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$203,224.42		$203,224.42
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$354,543.17		$354,543.17	$354,543.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$24,432,677.87

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$22,769,178.55

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$22,769,178.55
Class A-4 Notes				$-
Class A Notes Total:		$22,769,178.55		$22,769,178.55
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,769,178.55		$22,769,178.55

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,663,499.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,931,235.97
Beginning Period Amount	$19,931,235.97
Current Period Amortization	$1,013,307.50
Ending Period Required Amount	$18,917,928.47
Ending Period Amount	$18,917,928.47
Next Distribution Date Amount	$17,933,806.92

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.39%	4.61%	4.61%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.64%	39,870	98.31%	$449,133,969.81
30 - 60 Days	1.14%	461	1.41%	$6,431,422.81
61 - 90 Days	0.20%	79	0.24%	$1,100,295.97
91 + Days	0.02%	10	0.04%	$175,134.73
		40,420		$456,840,823.32
Total
Delinquent Receivables 61 + days past due	0.22%	89	0.28%	$1,275,430.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	88	0.27%	$1,289,831.09
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	139	0.39%	$1,964,859.83
Three-Month Average Delinquency Ratio	0.25%		0.31%

Repossession in Current Period		36		$523,896.59
Repossession Inventory		65		$472,908.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$677,112.58
Recoveries				$(577,485.71)
Net Charge-offs for Current Period				$99,626.87

Beginning Pool Balance for Current Period				$480,623,309.37

Net Loss Ratio				0.25%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$5,955,300.20
Cumulative Net Losses as a % of Initial Pool Balance				0.56%

Principal Balance of Extensions				$1,069,989.40
Number of Extensions				71

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